UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

FRANK VALUE FUND

December 31, 2007

FRANK VALUE FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2007 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
2.45%
Cash Equivalents
3.32%
Basic Materials
3.86%
Consumer Goods
5.13%
Financial
12.33%
Healthcare
7.84%
Industrial Goods
3.22%
Services
50.49%
Technology
11.36%

	Frank Value Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 87.21%

Air Transportation, Scheduleded - 1.54%
885	Pinnacle Airlines Corp.*	$ 13,496

Cable & Other Pay Television Services - 3.88%
168	Liberty Global, Inc. - Series C*	6,147
714	Liberty Global, Inc. - Class A*	27,982
		34,129
Communications Equipment, NEC - 2.44%
1,275	Lojack Corp.*	21,433

Concrete, Gypsum & Plaster Products - 2.96%
728	Usg Corp.*	26,055

Crude Petroleum & Natural Gas - 3.55%
2,493	Harvest Natural Resources, Inc.*	31,163

Electric Services - 2.25%
508	Mirant Corp.*	19,802

Finance Services - 8.30%
1,414	Broadridge Financial Solutions, Inc.	31,716
792	American Express Co.	41,200
		72,916
Fire, Marine & Casualty Insurance - 2.20%
275	Arch Capital Group Ltd.*	19,346

Miscellaneous Furniture & Fixtures - 2.48%
1,326	Knoll, Inc.	21,786

Motorcycles, Bicycles & Parts - 2.24%
422	Harley Davidson, Inc.	19,712

Personal Credit Institutions - 1.50%
859	First Marblehead Corp.	13,143

Pharmaceutical Preparations - 4.81%
2,851	Prestige Brands Holdings, Inc.*	21,325
765	Nbty, Inc.*	20,961
		42,286
Retail-Drug Stores And Proprietary Stores - 2.40%
1,745	Petmed Express, Inc.*	21,115

Retail-Eating Places - 2.16%
1,087	Nathans Famous, Inc.*	18,990

Retail-Home Furniture, Furnishings & Equipment Stores - 2.36%
707	Bed Bath & Beyond, Inc.*	20,779

Retail-Miscellaneous Shopping Goods Stores- 2.85%
1,086	Staples, Inc.	25,054

Retail-Radio, Tv & Consumer Electronics Stores - 2.50%
417	Best Buy Co., Inc.	21,955

Retail-Variety Stores - 3.42%
632	Wal-Mart Stores, Inc.	30,039

Services-Advertising Agencies - 2.65%
1,065	Valueclick, Inc.*	23,324

Services-Business Services, NEC - 5.56%
2,021	Ftd Group, Inc.	26,030
940	Western Union Co.	22,823
		48,853
Services-Computer Programming Services- 2.57%
993	Computer Programs & Systems, Inc.	22,581

Services-Consumer Credit Reporting, Collection Agencies - 2.96%
728	Moodys Corp.	25,990

Services-Help Supply Services - 1.56%
949	Labor Ready, Inc.*	13,742

Services-Mailing, Reproduction, Commercial Art & Photography - 2.62%
1,396	American Reprographics Co.*	23,006

Services-Prepackaged Software - 7.95%
1,963	Microsoft Corp.	69,882

Telegraph & Other Message Communications - 2.50%
1,037	J2 Global Communications*	21,952

Water Transportation - 5.00%
6,819	Rand Logistics, Inc.*	43,982

TOTAL FOR COMMON STOCKS (Cost $776,012) - 87.21%		$ 766,511

WARRANTS - 1.70%
8,069	Rand Logistics, Inc. - Warrants	$ 14,928

TOTAL FOR WARRANTS (Cost $15,833) - 1.70%		$ 14,928

SHORT TERM INVESTMENTS - 3.06%
26,869	First American Treasury Obligations Fund Class A 3.34% ** (Cost $26,869)	26,869

TOTAL INVESTMENTS (Cost $818,713) - 91.97%		$ 808,308

OTHER ASSETS LESS LIABILITIES - 8.03%		70,606

NET ASSETS - 100.00%		$ 878,914

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.
The accompanying notes are an integral part of these financial statements.

Frank Value Fund
Statement of Assets and Liabilities
December 31, 2007 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $818,713)	$ 808,308
Receivables:
Securities Sold	93,188
Dividends and Interest	647
Total Assets	902,143
Liabilities:
Payables:
Securities Purchased	22,095
Accrued Management Fees	1,134
Total Liabilities	23,229
Net Assets	$ 878,914

Net Assets Consist of:
Paid In Capital	$ 840,599
Accumulated Undistributed Net Investment Loss	(1,228)
Accumulated Undistributed Realized Gain on Investments	49,948
Unrealized Depreciation in Value of Investments	(10,405)
Net Assets, for 74,401 Shares Outstanding	$ 878,914

Net Asset Value Per Share	$ 11.81

The accompanying notes are an integral part of these financial statements.

Frank Value Fund
Statement of Operations
For the six months ended December 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 3,189
Interest	2,123
Total Investment Income	5,312

Expenses:
Advisory Fees (Note 3)	6,540
Total Expenses	6,540

Net Investment Loss	(1,228)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	73,949
Net Change in Unrealized Depreciation on Investments	(97,638)
Realized and Unrealized Gain (Loss) on Investments	(23,689)

Net Decrease in Net Assets Resulting from Operations	$ (24,917)

The accompanying notes are an integral part of these financial statements.

Frank Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	12/31/2007	6/30/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,228)	$ (3,638)
Net Realized Gain on Investments	73,949	83,399
Unrealized Appreciation (Depreciation) on Investments	(97,638)	73,071
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,917)	152,832

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(93,598)	(28,957)
Total Dividends and Distributions Paid to Shareholders	(93,598)	(28,957)

Capital Share Transactions (Note 5)	144,869	229,725

Total Increase in Net Assets	26,354	353,600

Net Assets:
Beginning of Period	852,560	498,960

End of Period (Including Undistributed Net Investment Loss of ($1,228)	$ 878,914	$ 852,560
and $0, respectively)

The accompanying notes are an integral part of these financial statements.

Frank Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period *
	Ended		For the Years Ended		Ended
	12/31/2007		6/30/2007	6/30/2006	6/30/2005

Net Asset Value, at Beginning of Period	$ 13.61		$ 11.36	$ 10.76	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.02)		(0.07)	(0.04)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.37)		2.90	0.92	0.81
Total from Investment Operations	(0.39)		2.83	0.88	0.76

Distributions:
Net Investment Income	-		-	-	-
Realized Gains	(1.41)		(0.58)	(0.28)	-
Total from Distributions	(1.41)		(0.58)	(0.28)	-

Net Asset Value, at End of Period	$ 11.81		$ 13.61	$ 11.36	$ 10.76

Total Return ***	(2.88)%	(a)	25.41%	8.30%	7.60%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 879		$ 853	$ 499	$ 271
Ratio of Expenses to Average Net Assets	1.50%	(b)	1.50%	1.50%	1.50%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.28)%	(b)	(0.54)%	(0.35)%	(0.49)%	(b)
Portfolio Turnover	39.90%		72.06%	45.25%	18.20%

* For the Period July 21, 2004 (commencement of investment operations) through June 30, 2005

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED)

Note 1. Organization

Frank Value Fund (the “Fund”), is a non-diversified series of the Frank Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there is only one series authorized by the Trust.  Frank Capital Partners LLC is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s principal investment strategy is value investing.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Note 2. Summary of Significant Accounting Policies (continued)

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date. See Note 7.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund. For the six months ending December 31, 2007, the Adviser earned a fee of $6,540 from the Fund. As of December 31, 2007 the Fund owed the Adviser $1,134.

Note 4. Related Party Transactions

Alfred C. Frank and Brian J. Frank are the control persons of the Adviser. Alfred Frank also serves as a trustee and officer of the Trust. Brian Frank also serves as an officer of the Trust. Both Alfred Frank and Brian Frank receive benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2007 was $840,599.  Transactions in capital were as follows:

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

	July 1, 2007 through December 31, 2007		July 1, 2006 through June 30, 2007

	Shares	Amount	Shares	Amount
Shares sold	3,814	51,271	16,403	$200,768
Shares reinvested	7,925	93,598	2,333	28,957
Shares redeemed	-	-	-	-
	11,739	$144,869	18,736	$229,725

Note 6. Investment Transactions

For the six months ended December 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $414,219 and $307,236 respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2007 was $ 818,713.

On December 27, 2007 a distribution of $0.6183 per share was declared of short term capital gains and a distribution of $0.7897 per share was declared of long term capital gains.  The distribution was paid on December 27, 2007 to shareholders of record on December 26, 2007.

On December 27, 2006 a distribution of $0.58 per share was declared.  The distribution was paid on December 27, 2006 to shareholders of record on December 26, 2006.

The tax character of the distribution paid was as follows:

Distributions paid from:
Short term capital gain	$41,102
Long term capital gain	52,496
$93,598

Note 7. Tax Matters (continued)

At December 31, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$70,745	($81,150)	($10,405)

As of December 31, 2007 the components of distributable earnings on a tax basis were as follows:

Undistributed net investment loss	$(1,228)
Undistributed long-term capital gain	$49,948
Unrealized appreciation	$(10,405)

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, members of the family of Alfred and Brian Frank owned approximately 34% of the Fund.

Note 9.  New Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on July 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.  Management is currently evaluating the application of FAS 157 to the Fund but does not believe that the adoption of FAS 157 will impact the amounts reported in the financial statements.

Frank Value Fund
Expense Illustration
December 31, 2007 (Unaudited)

Expense Example

As a shareholder of the Frank Value Fund, you incur ongoing costs which typically consist solely of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2007	December 31, 2007	July 1, 2007 to December 31, 2007

Actual	$1,000.00	$971.20	$7.45
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK VALUE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch Age: 26	Trustee since June 2004.

CEO of Deutsch & Thomas, Inc., a seller of professional business plans, September 2005 to present; Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to September 2005; Student, New York University, Economics major, August 2000 to May 2004.

Jason W. Frey Age: 28	Trustee since June 2004.

Software Developer, ManageIQ, Inc., a virtualization software company, October 2007 to present; Product Developer, Metavante Corporation (f.k.a. Prime Associates, Inc), a banking software development company, September 2002 to October 2007;

Jenny Roberts Age: 59	Trustee since June 2004.	Private investor, 2006 to present; Member, New York Stock Exchange, April 1999 to 2005.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Alfred C. Frank[1] Age: 28	Trustee since February 2004; President since June 2004.

President of Frank Capital Partners LLC since June 2003; Research Analyst, Manley Asset Management, May 2003 to August 2003; Broker Assistant, Hennion & Walsh, a fixed-income brokerage firm, January 2002 to April 2002.

Brian J. Frank[1] Age: 26	Treasurer and Chief Compliance Officer since June 2004.

Chief Financial Officer of Frank Capital Partners LLC since June 2003; Intern, Lightyear Capital, a private equity fund, April 2002 to April 2003; Student, New York University, Accounting and Finance major,  August 2000 to May 2004.

1 Alfred C. Frank is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Alfred Frank and Brian Frank are brothers.

FRANK VALUE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 217-5426 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (888) 217-5426.

Board of Trustees

Alfred C. Frank

Matthew D. L. Deutsch

Jason W. Frey

Jenny Roberts

Investment Adviser

Frank Capital Partners LLC

6 Stacy Court

Parsippany, NJ 07054

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Frank Value Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 14, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

     Alfred C. Frank

     President

Date: March 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

      Alfred C. Frank

      President

Date March 5, 2008

By /s/Brian J. Frank

      Brian J. Frank

      Treasurer

Date March 5, 2008